INCOME TAXES - TAX RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss before income tax expense	¥ (14,158)	$ (2,222)	¥ (73,117)	¥ (44,738)
Income tax computed at PRC statutory tax rate of 25%	(3,540)	(555)	(18,279)	(11,184)
Preferential tax rates	(2,252)	(353)	1,100	(2,737)
International rate differences	5,856	919	338	7,636
Additional 75% tax deduction for qualified research and development expenses	(60)	(9)	(1,207)	(9,697)
Non-deductible expenses	30	5	1,365	3,629
Effect of changes in tax rates on deferred taxes	(81,413)	(12,775)		1,765
Changes in the valuation allowance	17,639	2,768	9,751	10,996
Realization gain from intercompany transaction	0	0		7,435
Expiration of tax loss carry forward	72,085	11,312	6,932	77
other adjustment	(8,242)	(1,293)	6	47
Income tax expense	¥ 103	$ 16	¥ 6	¥ 7,967